LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.06%
Aerospace & Defense–3.70%
Airbus SE	34,629	$6,097,668
†Boeing Co.	51,531	8,788,612
L3Harris Technologies, Inc.	115,320	24,137,629
Lockheed Martin Corp.	34,254	15,301,605
RTX Corp.	69,637	9,224,117
		63,549,631
Air Freight & Logistics–1.18%
FedEx Corp.	29,226	7,124,714
United Parcel Service, Inc. Class B	119,794	13,176,142
		20,300,856
Automobile Components–0.35%
Autoliv, Inc.	12,314	1,089,173
Lear Corp.	54,889	4,842,308
		5,931,481
Automobiles–0.89%
Ford Motor Co.	639,299	6,412,169
General Motors Co.	189,349	8,905,083
		15,317,252
Banks–9.04%
1st Source Corp.	5,159	308,560
Bank of America Corp.	247,059	10,309,772
Bank OZK	19,348	840,671
Citigroup, Inc.	534,294	37,929,531
Columbia Banking System, Inc.	39,773	991,939
Comerica, Inc.	23,839	1,407,931
CVB Financial Corp.	21,432	395,635
East West Bancorp, Inc.	24,207	2,172,820
Fifth Third Bancorp	113,311	4,441,791
First Citizens BancShares, Inc. Class A	15,947	29,567,652
First Financial Corp.	4,479	219,381
German American Bancorp, Inc.	8,685	325,687
International Bancshares Corp.	10,943	690,066
JPMorgan Chase & Co.	78,272	19,200,122
Regions Financial Corp.	154,887	3,365,694
Wells Fargo & Co.	599,470	43,035,951
		155,203,203
Beverages–2.59%
Coca-Cola Co.	234,323	16,782,213
Constellation Brands, Inc. Class A	23,276	4,271,612
Keurig Dr. Pepper, Inc.	218,721	7,484,633
PepsiCo, Inc.	106,576	15,980,005
		44,518,463
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology–1.90%
AbbVie, Inc.	77,947	$16,331,455
Amgen, Inc.	52,194	16,261,041
		32,592,496
Broadline Retail–0.74%
†Amazon.com, Inc.	67,230	12,791,180
		12,791,180
Building Products–0.76%
Allegion PLC	28,850	3,763,771
Johnson Controls International PLC	115,143	9,224,106
		12,987,877
Capital Markets–2.50%
Carlyle Group, Inc.	232,654	10,141,388
Charles Schwab Corp.	68,347	5,350,203
Cohen & Steers, Inc.	6,111	490,408
Federated Hermes, Inc.	16,230	661,697
Intercontinental Exchange, Inc.	126,094	21,751,215
Janus Henderson Group PLC	24,475	884,771
T. Rowe Price Group, Inc.	37,206	3,418,115
Virtus Investment Partners, Inc.	1,855	319,728
		43,017,525
Chemicals–2.43%
Air Products & Chemicals, Inc.	36,419	10,740,692
CF Industries Holdings, Inc.	28,611	2,235,950
Corteva, Inc.	40,945	2,576,669
FMC Corp.	20,144	849,875
Huntsman Corp.	32,491	513,033
International Flavors & Fragrances, Inc.	120,589	9,358,912
LyondellBasell Industries NV Class A	40,881	2,878,022
PPG Industries, Inc.	115,309	12,609,039
		41,762,192
Commercial Services & Supplies–0.50%
Ennis, Inc.	11,281	226,636
Rentokil Initial PLC	1,858,094	8,432,286
		8,658,922
Communications Equipment–2.17%
Cisco Systems, Inc.	604,200	37,285,182
		37,285,182
Consumer Staples Distribution & Retail–1.40%
Dollar General Corp.	183,268	16,114,755
Target Corp.	75,536	7,882,937
		23,997,692
LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.24%
Amcor PLC	240,659	$2,334,392
Crown Holdings, Inc.	46,701	4,168,531
Packaging Corp. of America	15,187	3,007,330
Sealed Air Corp.	409,147	11,824,349
		21,334,602
Diversified Telecommunication Services–1.78%
Verizon Communications, Inc.	674,172	30,580,442
		30,580,442
Electric Utilities–2.29%
American Electric Power Co., Inc.	61,252	6,693,006
Entergy Corp.	60,568	5,177,958
Exelon Corp.	304,919	14,050,668
PG&E Corp.	781,569	13,427,355
		39,348,987
Electrical Equipment–0.15%
Acuity, Inc.	9,717	2,558,972
		2,558,972
Energy Equipment & Services–0.78%
Halliburton Co.	143,827	3,648,891
Schlumberger NV	231,304	9,668,507
		13,317,398
Entertainment–1.47%
Electronic Arts, Inc.	112,116	16,203,004
Walt Disney Co.	92,287	9,108,727
		25,311,731
Financial Services–1.80%
Fidelity National Information Services, Inc.	247,430	18,478,073
Radian Group, Inc.	28,697	949,010
Visa, Inc. Class A	31,153	10,917,880
Western Union Co.	59,883	633,562
		30,978,525
Food Products–2.42%
Archer-Daniels-Midland Co.	77,795	3,734,938
Flowers Foods, Inc.	37,916	720,783
General Mills, Inc.	88,834	5,311,385
Hershey Co.	24,020	4,108,141
Kraft Heinz Co.	605,067	18,412,189
Lamb Weston Holdings, Inc.	174,831	9,318,492
		41,605,928
Ground Transportation–0.13%
Norfolk Southern Corp.	9,081	2,150,835
		2,150,835
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.95%
Baxter International, Inc.	784,482	$26,852,819
Becton Dickinson & Co.	14,170	3,245,780
Koninklijke Philips NV	388,232	9,883,652
Medtronic PLC	310,704	27,919,862
		67,902,113
Health Care Providers & Services–6.50%
Cardinal Health, Inc.	256,458	35,332,219
Cigna Group	33,995	11,184,355
CVS Health Corp.	512,483	34,720,723
Elevance Health, Inc.	30,764	13,381,109
Labcorp Holdings, Inc.	72,986	16,986,762
		111,605,168
Health Care REITs–0.03%
Healthcare Realty Trust, Inc.	30,208	510,515
		510,515
Hotels, Restaurants & Leisure–0.32%
Darden Restaurants, Inc.	19,339	4,017,871
Vail Resorts, Inc.	6,298	1,007,806
Wendy's Co.	29,235	427,708
		5,453,385
Household Durables–1.17%
Ethan Allen Interiors, Inc.	5,765	159,691
Sony Group Corp.	757,800	19,174,605
Whirlpool Corp.	8,972	808,646
		20,142,942
Household Products–0.44%
Kimberly-Clark Corp.	53,707	7,638,210
		7,638,210
Independent Power and Renewable Electricity Producers–0.01%
Clearway Energy, Inc. Class A	5,346	152,147
		152,147
Industrial Conglomerates–0.41%
Honeywell International, Inc.	33,165	7,022,689
		7,022,689
Industrial REITs–0.20%
STAG Industrial, Inc.	94,854	3,426,127
		3,426,127
Insurance–4.18%
American Financial Group, Inc.	11,824	1,552,964
American International Group, Inc.	209,800	18,240,012
AMERISAFE, Inc.	5,781	303,792
Cincinnati Financial Corp.	26,442	3,906,012
CNA Financial Corp.	3,599	182,793
LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial, Inc.	276,969	$18,025,143
Unum Group	29,122	2,372,278
Willis Towers Watson PLC	80,333	27,148,537
		71,731,531
IT Services–0.94%
Cognizant Technology Solutions Corp. Class A	210,758	16,122,987
		16,122,987
Leisure Products–0.71%
Hasbro, Inc.	199,556	12,270,698
		12,270,698
Life Sciences Tools & Services–0.08%
†Fortrea Holdings, Inc.	183,267	1,383,666
		1,383,666
Machinery–1.79%
CNH Industrial NV	874,012	10,732,867
Fortive Corp.	79,726	5,834,349
Komatsu Ltd.	116,900	3,423,197
Snap-on, Inc.	8,799	2,965,351
Westinghouse Air Brake Technologies Corp.	43,168	7,828,517
		30,784,281
Media–2.01%
Comcast Corp. Class A	601,455	22,193,689
Interpublic Group of Cos., Inc.	65,292	1,773,331
Nexstar Media Group, Inc.	4,914	880,687
WPP PLC	1,271,744	9,664,010
		34,511,717
Metals & Mining–0.33%
Teck Resources Ltd. Class B	154,980	5,645,921
		5,645,921
Multi-Utilities–1.06%
Dominion Energy, Inc.	96,869	5,431,445
Sempra	178,141	12,712,142
		18,143,587
Oil, Gas & Consumable Fuels–8.58%
APA Corp.	61,677	1,296,451
BP PLC	4,458,687	25,019,697
Chevron Corp.	108,855	18,210,353
ConocoPhillips	184,756	19,403,075
Coterra Energy, Inc.	121,071	3,498,952
Enterprise Products Partners LP	372,307	12,710,561
EOG Resources, Inc.	91,336	11,712,929
Hess Corp.	82,386	13,159,516
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	29,513	$970,387
Murphy Oil Corp.	26,326	747,658
ONEOK, Inc.	102,133	10,133,636
Ovintiv, Inc.	43,615	1,866,722
Shell PLC	598,961	21,802,353
Valero Energy Corp.	51,334	6,779,681
		147,311,971
Personal Care Products–0.02%
Interparfums, Inc.	3,615	411,640
		411,640
Pharmaceuticals–3.32%
AstraZeneca PLC	49,484	7,266,461
Bristol-Myers Squibb Co.	275,927	16,828,788
Eli Lilly & Co.	5,962	4,924,075
Merck & Co., Inc.	176,670	15,857,899
Sanofi SA	109,503	12,124,372
		57,001,595
Professional Services–3.21%
Insperity, Inc.	6,519	581,690
Kforce, Inc.	5,750	281,118
Leidos Holdings, Inc.	82,261	11,100,299
Paychex, Inc.	53,393	8,237,472
Robert Half, Inc.	17,552	957,462
SS&C Technologies Holdings, Inc.	405,734	33,890,961
		55,049,002
Residential REITs–0.54%
Mid-America Apartment Communities, Inc.	55,637	9,323,648
		9,323,648
Semiconductors & Semiconductor Equipment–2.81%
Applied Materials, Inc.	17,898	2,597,358
Intel Corp.	297,025	6,745,437
Microchip Technology, Inc.	116,407	5,635,263
Micron Technology, Inc.	19,678	1,709,821
NVIDIA Corp.	31,513	3,415,379
Skyworks Solutions, Inc.	26,225	1,694,922
STMicroelectronics NV	201,090	4,409,406
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,113	6,824,758
Texas Instruments, Inc.	84,430	15,172,071
		48,204,415
Software–1.63%
Microsoft Corp.	74,784	28,073,166
		28,073,166
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.85%
Crown Castle, Inc.	140,105	$14,603,144
		14,603,144
Specialty Retail–1.09%
Best Buy Co., Inc.	32,185	2,369,138
Buckle, Inc.	8,186	313,687
Home Depot, Inc.	42,518	15,582,422
Signet Jewelers Ltd.	7,518	436,495
		18,701,742
Technology Hardware, Storage & Peripherals–2.20%
Hewlett Packard Enterprise Co.	318,947	4,921,352
HP, Inc.	500,366	13,855,135
Samsung Electronics Co. Ltd. GDR	19,221	18,930,946
		37,707,433
Textiles, Apparel & Luxury Goods–0.03%
Carter's, Inc.	6,479	264,991
Oxford Industries, Inc.	3,280	192,438
		457,429
Tobacco–1.73%
Altria Group, Inc.	275,772	16,551,835
British American Tobacco PLC ADR	318,719	13,185,405
		29,737,240
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.71%
Fastenal Co.	94,547	$7,332,120
MSC Industrial Direct Co., Inc. Class A	8,970	696,700
Watsco, Inc.	5,869	2,983,213
WESCO International, Inc.	7,207	1,119,247
		12,131,280
Total Common Stock (Cost $1,325,427,146)		1,598,262,761
PREFERRED STOCK–0.55%
Henkel AG & Co. KGaA 2.51%	117,883	9,379,611
Total Preferred Stock (Cost $9,915,627)		9,379,611

Money Market Fund–6.12%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 4.29%)	105,148,208	105,148,208
Total Money Market Fund (Cost $105,148,208)		105,148,208

TOTAL INVESTMENTS–99.73% (Cost $1,440,490,981)	1,712,790,580
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	4,606,761
NET ASSETS APPLICABLE TO 79,624,704 SHARES OUTSTANDING–100.00%	$1,717,397,341

†Non-income producing.
LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
26	British Pound	$2,098,038	$2,103,144	6/16/25	$—	$(5,106)
25	Euro	3,394,375	3,432,810	6/16/25	—	(38,435)
29	Japanese Yen	2,435,637	2,487,240	6/16/25	—	(51,603)
					—	(95,144)
Equity Contracts:
3	E-mini Consumer Staples Select Sector	249,120	244,849	6/20/25	4,271	—
3	E-mini MSCI Emerging Markets Index	166,620	166,131	6/20/25	489	—
12	E-mini Russell 1000 Index	1,118,520	1,118,953	6/20/25	—	(433)
8	E-mini Russell 2000 Index	810,840	816,582	6/20/25	—	(5,742)
173	E-mini S&P 500 Index	48,900,612	48,689,718	6/20/25	210,894	—
36	E-mini S&P MidCap 400 Index	10,578,960	10,378,168	6/20/25	200,792	—
58	Euro STOXX 50 Index	3,254,301	3,325,873	6/20/25	—	(71,572)
18	FTSE 100 Index	1,997,768	1,997,503	6/20/25	265	—
10	Nikkei 225 Index (OSE)	2,377,492	2,424,858	6/12/25	—	(47,366)
					416,711	(125,113)
Total Futures Contracts					$416,711	$(220,257)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP BlackRock Dividend Value Managed Volatility Fund–5